UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: June 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             July 21, 2008

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     101
Form 13F Information Table Value Total:     445309
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      582  8363.00 SH       SOLE                  8363.00
Abbott Laboratories            COM              002824100     3818 72075.00 SH       SOLE                 72075.00
Alliance Data Sys Corp         COM              018581108     8121 143600.00SH       SOLE                143600.00
Ametek Inc                     COM              031100100    16663 352870.00SH       SOLE                352870.00
Amphenol Corp Cl A             COM              032095101     9956 221825.00SH       SOLE                221825.00
Aptargroup Inc                 COM              038336103    15313 365022.00SH       SOLE                365022.00
BP plc - Sponsored ADR         COM              055622104      489  7024.00 SH       SOLE                  7024.00
Baldor Electric                COM              057741100     5692 162733.00SH       SOLE                162733.00
Bank Of America Corp           COM              060505104      581 24360.00 SH       SOLE                 24360.00
Baxter International Inc       COM              071813109     1556 24341.00 SH       SOLE                 24341.00
Beckman Coulter Inc            COM              075811109    10896 161350.00SH       SOLE                161350.00
Becton, Dickinson & Co         COM              075887109     1888 23225.00 SH       SOLE                 23225.00
Bed Bath & Beyond Inc          COM              075896100     5696 202717.00SH       SOLE                202717.00
Burlington Northern Santa Fe C COM              12189T104      250  2500.00 SH       SOLE                  2500.00
C R Bard                       COM              067383109    13993 159100.00SH       SOLE                159100.00
C.H. Robinson Worldwide        COM              12541w209    10735 195750.00SH       SOLE                195750.00
CIT Group Inc                  COM              125581108      204 30000.00 SH       SOLE                 30000.00
CVS/Caremark Corp              COM              126650100     1118 28250.00 SH       SOLE                 28250.00
Capital One Financial Corp     COM              14040H105     1751 46058.00 SH       SOLE                 46058.00
Charles River Labs             COM              159864107     5350 83700.00 SH       SOLE                 83700.00
Chevron Texaco Corp            COM              166764100     2549 25718.00 SH       SOLE                 25718.00
Cisco Systems Inc              COM              17275R102      439 18875.00 SH       SOLE                 18875.00
Citigroup Inc                  COM              172967101      422 25162.00 SH       SOLE                 25162.00
City National Corp             COM              178566105     4196 99750.00 SH       SOLE                 99750.00
Colgate-Palmolive Co           COM              194162103      384  5550.00 SH       SOLE                  5550.00
Columbia Banking System Inc    COM              197236102     2084 107800.00SH       SOLE                107800.00
Costco Wholesale Corp          COM              22160K105     2601 37085.00 SH       SOLE                 37085.00
Covidien Ltd                   COM              G2552X108      706 14750.00 SH       SOLE                 14750.00
Danaher Corp                   COM              235851102    19008 245893.00SH       SOLE                245893.00
Dentsply International Inc     COM              249030107     8727 237150.00SH       SOLE                237150.00
Donaldson Co                   COM              257651109    18753 420091.00SH       SOLE                420091.00
Dun & Bradsreet Corp           COM              26483E100     9658 110200.00SH       SOLE                110200.00
E.W. Scripps Co Cl A           COM              811054204      278  6700.00 SH       SOLE                  6700.00
East West Bancorp Inc          COM              27579R104      529 75000.00 SH       SOLE                 75000.00
Edwards Lifesciences           COM              28176E108     6728 108450.00SH       SOLE                108450.00
Equifax Inc                    COM              294429105    10136 301485.00SH       SOLE                301485.00
Exxon Mobil Corp               COM              30231G102     3972 45074.00 SH       SOLE                 45074.00
Fastenal Co.                   COM              311900104     2879 66700.00 SH       SOLE                 66700.00
Fidelity National Information  COM              31620M106     9369 253825.00SH       SOLE                253825.00
Fifth Third Bancorp            COM              316773100      307 30165.00 SH       SOLE                 30165.00
Fiserv, Inc                    COM              337738108    14780 325765.00SH       SOLE                325765.00
General Electric Co            COM              369604103     4358 163300.00SH       SOLE                163300.00
Global Payments Inc.           COM              37940X102     8147 174825.00SH       SOLE                174825.00
Henry Schein Inc               COM              806407102     7533 146075.00SH       SOLE                146075.00
Honeywell Intn'l Inc           COM              438516106      644 12804.00 SH       SOLE                 12804.00
Hospira Inc                    COM              441060100     9575 238725.00SH       SOLE                238725.00
IMS Health Inc                 COM              449934108     1573 67500.00 SH       SOLE                 67500.00
ITT Corporation                COM              450911102    12463 196800.00SH       SOLE                196800.00
Idex Corp                      COM              45167R104    16540 448973.00SH       SOLE                448973.00
Int'l Business Machines        COM              459200101     1368 11543.00 SH       SOLE                 11543.00
Intel Corp                     COM              458140100      439 20448.54 SH       SOLE                 20448.54
Interline Brands Inc           COM              458743101     2972 186550.00SH       SOLE                186550.00
Inventiv Health Inc            COM              46122E105     5860 210850.00SH       SOLE                210850.00
J P Morgan Chase & Co          COM              46625H100      254  7396.00 SH       SOLE                  7396.00
Johnson & Johnson              COM              478160104     1760 27352.00 SH       SOLE                 27352.00
Landstar System Inc            COM              515098101     2247 40700.00 SH       SOLE                 40700.00
M & T Bank Corp                COM              55261F104     5670 80375.00 SH       SOLE                 80375.00
MSC Industrial Direct Co Cl A  COM              553530106     9782 221775.00SH       SOLE                221775.00
Marshall & Ilsley Corp New     COM              571837103     3112 203006.00SH       SOLE                203006.00
McDonald's Corp                COM              580135101      225  4000.00 SH       SOLE                  4000.00
Merck & Co                     COM              589331107      862 22878.00 SH       SOLE                 22878.00
Metavante Technologies         COM              591407101     4265 188538.99SH       SOLE                188538.99
Micron Technology              COM              595112103      178 29657.00 SH       SOLE                 29657.00
Microsoft Corp                 COM              594918104      388 14086.00 SH       SOLE                 14086.00
National City Corp             COM              635405103      158 33050.00 SH       SOLE                 33050.00
New York Community Bancorp     COM              649445103      198 11100.00 SH       SOLE                 11100.00
PNC Financial Serv. Group      COM              693475105     3181 55711.00 SH       SOLE                 55711.00
Pactiv Corp                    COM              695257105     3004 141510.00SH       SOLE                141510.00
Pentair Inc                    COM              709631105     5904 168600.00SH       SOLE                168600.00
PepsiCo, Inc                   COM              713448108      464  7300.00 SH       SOLE                  7300.00
PerkinElmer, Inc               COM              714046109      316 11350.00 SH       SOLE                 11350.00
Pfizer Inc                     COM              717081103      391 22392.00 SH       SOLE                 22392.00
Pharmaceutical Product Devel   COM              717124101     7093 165340.00SH       SOLE                165340.00
Proctor & Gamble Co            COM              742718109      680 11178.00 SH       SOLE                 11178.00
Quest Diagnostics Inc          COM              74834L100    11345 234072.00SH       SOLE                234072.00
Robert Half Int'l Inc          COM              770323103     3102 129400.00SH       SOLE                129400.00
Rockwell Collins, Inc          COM              774341101     5535 115400.00SH       SOLE                115400.00
Royal Dutch Shell PLC-ADR A    COM              780259206      485  5940.00 SH       SOLE                  5940.00
Sealed Air Corp                COM              81211K100     5155 271172.00SH       SOLE                271172.00
Stryker Corp                   COM              863667101      214  3400.00 SH       SOLE                  3400.00
Teleflex Inc                   COM              879369106     5815 104600.00SH       SOLE                104600.00
Texas Instruments              COM              882508104      428 15200.00 SH       SOLE                 15200.00
Thermo Fisher Scientific Inc   COM              883556102    10048 180300.00SH       SOLE                180300.00
U.S. Bancorp                   COM              902973304     4725 169397.96SH       SOLE                169397.96
UCBH Holdings Inc.             COM              90262T308      333 147900.00SH       SOLE                147900.00
United Parcel Srvc Cl B        COM              911312106      891 14500.00 SH       SOLE                 14500.00
United Technologies Corp       COM              913017109     3108 50365.00 SH       SOLE                 50365.00
Varian Medical Systems         COM              92220P105     4586 88450.00 SH       SOLE                 88450.00
W R Berkley Corp               COM              084423102      788 32600.00 SH       SOLE                 32600.00
Wal-Mart Stores                COM              931142103      220  3920.00 SH       SOLE                  3920.00
Waters Corp                    COM              941848103     7017 108797.00SH       SOLE                108797.00
Wells Fargo & Co.              COM              949746101     2561 107840.00SH       SOLE                107840.00
Westamerica Bancorp            COM              957090103     5680 108000.00SH       SOLE                108000.00
Western Union Co               COM              959802109    10044 406321.00SH       SOLE                406321.00
Wyeth                          COM              983024100      221  4600.00 SH       SOLE                  4600.00
Zimmer Holdings Inc            COM              98956P102      231  3400.00 SH       SOLE                  3400.00
Zions Bancorporation           COM              989701107     6519 207007.00SH       SOLE                207007.00
Franklin Oregon Tax Free Incom COM              354723785      279 24176.9910SH      SOLE               24176.9910
Lord Abbett Affiliated Fund Cl COM              544001100      412 34923.1010SH      SOLE               34923.1010
Prudent Bear Fund              COM              744294109      105 15533.5810SH      SOLE               15533.5810
Vanguard 500 Index Fund        COM              922908108      701 5950.1720SH       SOLE                5950.1720